Consolidated Balance Sheet (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary share authorized	500,000,000	500,000,000
Ordinary share issued	120,652,683	40,399,290
Ordinary share outstanding	120,652,683	40,399,290
NIS [Member]
Ordinary share par value	₪ 0.25	₪ 0.25